Commitments and Contingencies - Contractual Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 441,598	$ 342,086
Commitments to extend credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	264,528	240,758
Commitments to originate residential first and second mortgage loans
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	51,270	3,980
Standby letters of credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 125,800	$ 97,348